Capital and reserves - Share capital and additional paid-in capital (Details) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Jul. 13, 2022 $ / shares $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2025 CNY (¥) shares Vote	Dec. 31, 2024 CNY (¥) shares	Jun. 30, 2023 shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	May 16, 2023 CNY (¥)	May 16, 2023 USD ($)	Jul. 11, 2022 $ / shares
Capital and reserves
Number of shares authorized			10,000,000,000	10,000,000,000
Ordinary shares, par value | $ / shares						$ 0.00001	$ 0.00001
Share capital | ¥			¥ 94,000	¥ 94,000
Number of restricted shares issued			1,465,524
2022 share repurchase program
Capital and reserves
Number of shares repurchased					3,462,868
2024 share repurchase program
Capital and reserves
Decrease in number of shares outstanding			13,773,180
2023 and 2024 share repurchase program
Capital and reserves
Decrease in number of shares outstanding				13,817,852
Treasury shares
Capital and reserves
Number of shares issued			18,428,520	15,878,028
Decrease in number of shares outstanding					(3,462,870)
Additional paid-in capital
Capital and reserves
Cash considerations paid								¥ 730,898,000	$ 105
Ordinary shares
Capital and reserves
Ordinary shares, par value | $ / shares	$ 0.00001									$ 0.00001
Number of shares issued	41,586,200		1,237,564,177	1,249,871,833
Share capital | ¥			¥ 94,000	¥ 94,000
Number of over allotment shares	486,200
Price per share | $ / shares	$ 13.8
Ordinary shares | Treasury shares
Capital and reserves
Number of restricted shares became vested		636,608	1,274,624	2,320,360	4,161,100
Class A ordinary shares
Capital and reserves
Number of votes | Vote			1
Conversion of ordinary shares			1
Class B ordinary shares
Capital and reserves
Number of votes | Vote			3